Vanguard Core Bond Fund Average Annual Total Returns - Retail Prospectus [Member]		12 Months Ended	60 Months Ended	117 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.21%	(0.37%)	1.83%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.68%	(0.18%)	2.16%
Performance Inception Date	Mar. 28, 2016
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.63%	(1.57%)	0.86%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.51%	(0.74%)	1.09%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.72%	(0.09%)	2.27%
Performance Inception Date	Mar. 28, 2016